Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Borrowings
The terms and conditions of outstanding loans are as follows:

	UNITED STATES DOLLAR
Facility	Notes		2019	2018 Restated 1	2017 Restated 1	Borrower	Nominal Interest rate	Commitment fee	Maturity date
US$1 billion notes issue (the 2020 notes) 2	(a	)	601.4	849.4	847.9	Orogen	4.875%	—	7 October 2020
US$500 million 5-year notes issue (the 5-year notes) 3	(b	)	496.3	—	—	Orogen	5.125%	—	15 May 2024
US$500 million 10-year notes issue (the 10-year notes) 3	(c	)	496.1	—	—	Orogen	6.125%	—	15 May 2029
US$150 million revolving senior secured credit facility–old 4	(d	)	—	—	—	La Cima	LIBOR plus 1.63%	0.65%	19 September 2017
US$150 million revolving senior secured credit facility–new 4	(d	)	83.5	83.5	83.5	La Cima	LIBOR plus 1.20%	0.50%	19 September 2020
US$70 million revolving credit facility 5	(f	)	—	—	—	Ghana	LIBOR plus 2.450%	1.0%	6 May 2017
US$100 million revolving credit facility 5	(e	)	—	45.0	45.0	Ghana	LIBOR plus 3.50%	1.40%	30 November 2021
A$500 million syndicated revolving credit facility 6	(f	)	168.5	316.5	231.5	Gruyere	BBSY plus 2.175%	0.87%	24 May 2021
US$1,290 million term loan and revolving credit facilities 7	(g	)	—	472.0	380.0
- Facility A (US$380 million)			—	380.0	380.0	Orogen	LIBOR plus 2.25%	—	6 June 2020
- Facility B (US$360 million)			—	92.0	—	Orogen	LIBOR plus 1.95%	0.68%	6 June 2021
- Facility C (US$550 million)			—	—	—	Orogen	LIBOR plus 2.20%	0.77%	6 June 2021
US$1,200 million revolving credit facilities 8			—	—	—
- Facility A (US$600 million 3-year revolving credit facility)			—	—	—	Orogen/Ghana	LIBOR plus 1.45%	0.51%	25 July 2022
- Facility B (US$600 million 5-year revolving credit facility)			—	—	—	Orogen/Ghana	LIBOR plus 1.70%	0.60%	25 July 2024
R1,500 million Nedbank revolving credit facility - old 9	(h	)	—	—	79.5	GFIJVH/GFO	JIBAR plus 2.50%	0.85%	7 March 2018
R1,500 million Nedbank revolving credit facility - new 9			—	—	—	GFIJVH/GFO	JIBAR plus 2.80%	0.90%	8 May 2023
R500 million Standard Bank revolving credit facility 10	(i	)	—	13.7	—	GFIJVH/GFO	JIBAR plus 2.75%	1.05%	31 March 2020
R500 million Absa Bank revolving credit facility 11	(j	)	—	34.2	—	GFIJVH/GFO	JIBAR plus 2.30%	0.8925%	31 March 2020
Short-term Rand uncommitted credit facilities 12	(k	)	—	92.5	115.0	—	—	—	—

Total borrowings			1,845.8	1,906.8	1,782.4
Current borrowings			(684.9)	(92.5)	(194.5)

Non-current borrowings			1,160.9	1,814.3	1,587.9

1	Refer note 42.

2	The balance is net of unamortised transaction costs amounting to US$1.3 million (2018: US$3.0 million) which will unwind over the remaining period of the 2020 notes as an interest expense.
The payment of all amounts due in respect of the 2020 notes is unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Operations Limited (“GFO”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.
During 2016, Gold Fields Australasia (BVI) Limited (“GFA”) offered and accepted the purchase of an aggregate principal amount of notes equal to US$147.6 million at the purchase price of US$880 per US$1,000 in principal amount of notes. GFA intends to hold the notes acquired until their maturity on 7 October 2020. The group recognised a profit of US$17.7 million on the buy back of the 2020 notes.
On 27 May 2019, Gold Fields announced the successful buy back of $250m of the outstanding 2020 notes at 102% of par as compared with a premium of 101.73% of par at the close of business on 24 May 2019. The buy-back
of the notes was financed with the proceeds of the raising of two new bonds, the
5-year
notes and the
10-year
notes. The group recognised a loss of US$5.0 million on the
buy-back
of the 2020 notes.

3
On 9 May 2019, Gold Fields successfully concluded the raising of two new bonds, a US$500 million
5-year
notes issue with a coupon of 5.125% and a US$500 million
10-year
notes issue with a coupon of 6.125%, raising a total of US$1 billion at an average coupon of 5.625%. The proceeds of the raising were used to repay amounts outstanding under the US$1,290 million term loan and revolving credit facilities and to repurchase of a portion of the 2020 notes.

The balances of the
5-year
notes and the
10-year
notes are net of unamortised transaction costs amounting to US$3.7 million and US$3.9 million, respectively.
The payments of all amounts due in respect of the
5-year
and
10-year
notes are unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.

4
Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse
to the rest of the
Group. The old revolving senior secured credit facility matured in 2017 and was refinanced through the new revolving credit facility on 22 September 2017.

5
Borrowings under the facility are guaranteed by Gold Fields Ghana Limited (“GF Ghana Limited”) and Abosso Goldfields Limited (“Abosso”). Borrowings under this facility were also secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso (“Secured Assets”). In addition, the lenders were noted as first loss payees under the insurance contracts in respect of the Secured Assets and were assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse
to the rest of the
Group. The US$70 million revolving senior secured credit facility in 2017 and was refinanced though the US$108 million revolving senior secured credit facility on 17 July 2017.

On 22 March 2018, the Borrowers, the Original Lender and the Security Agent entered into an Agreement and Restatement Agreement to release any and all security interests created in favour of the Security Agent (“the Security”). The effective date of the release of the Security was 22 March 2018.
On 23 November 2018, GF Ghana Limited and Abosso (as Borrowers) and The Standard Bank of South Africa Limited (acting through its Isle of Man branch) (as Original Lender and Agent) entered into the Fifth Amendment and Restatement Agreement which further amended the facility agreement. The effective date of the Fifth Amendment and Restatement Agreement is 30 November 2018. The final maturity date is the date falling three years after the effective date, namely 30 November 2021.

6	Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and GF Ghana.

7	On 25 July 2019, the US$1,290 million term loan and revolving credit facilities were cancelled following the completion of the new US$1,200 million revolving credit facilities.
Borrowings under this facility were guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and GF Ghana.

8
On 25 July 2019, Gold Fields Orogen Holding (BVI) Limited and Gold Fields Ghana Holdings (BVI) Limited entered into a US$1,200 million revolving credit facilities agreement which became effective on the same day, with a syndicate of international banks and financial institutions. The new facilities comprise two tranches, a US$600 million 3 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent) and a US$600 million 5 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent). The purpose of the new facilities is to refinance the US$1,290 million term loan and revolving credit facilities, to repay the 2020 notes and to fund general corporate and working capital requirements of the Gold Fields group.

Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GF Ghana and Gruyere Holdings Pty Ltd (“Gruyere”).

9
Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere. The old revolving credit facility matured on 7 March 2018 and was replaced by the new revolving credit facility on 8 May 2018.

10	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere.

11	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere.

12
The Group utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operation. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

Summary of Borrowings by Type

		UNITED STATES DOLLAR
		2019	2018 Restated 1	2017 Restated 1
24.	BORROWINGS (continued)
(a)	US$1 billion notes issue
	Balance at beginning of the year	849.4	847.9	846.4
	Buy-back of US$250 million notes	(255.0)	—	—
	Loss on buy-back of notes	5.0	—	—
	Unwinding of transaction costs	2.0	1.5	1.5

	Balance at end of the year	601.4	849.4	847.9

(b)	US$500 million 5-year notes issue
	Loans advanced	500.0	—	—
	Transaction costs	(4.1)	—	—
	Unwinding of transaction costs	0.4	—	—

	Balance at end of the year	496.3	—	—

(c)	US$500 million 10-year notes issue
	Loans advanced	500.0	—	—
	Transaction costs	(4.1)	—	—
	Unwinding of transaction costs	0.2	—	—

	Balance at end of the year	496.1	—	—

(d)	US$150 million revolving senior secured credit facility - old
	Balance at beginning of the year	—	—	82.0
	Repayments	—	—	(82.0)

	Balance at end of the year	—	—	—

(e)	US$150 million revolving senior secured credit facility - new
	Balance at beginning of the year	83.5	83.5	—
	Loans advanced	—	—	83.5

	Balance at end of the year	83.5	83.5	83.5

(f)	US$70 million revolving senior secured credit facility
	Balance at beginning of the year	—	—	45.0
	Repayments	—	—	(45.0)

	Balance at end of the year	—	—	—

(g)	US$100 million revolving credit facility
	Balance at beginning of the year	45.0	45.0	—
	Loans advanced	—	—	45.0
	Repayments	(45.0)	—	—

	Balance at end of the year	—	45.0	45.0

(h)	A$500 million syndicated revolving credit facility
	Balance at beginning of the year	316.5	231.5	—
	Loans advanced	—	119.9	236.6
	Repayments	(143.6)	—	—
	Translation adjustment	(4.4)	(34.9)	(5.1)

	Balance at end of the year	168.5	316.5	231.5

(i)	US$1,290 million term loan and revolving credit facilities
	Balance at beginning of the year	472.0	380.0	658.5
	Loans advanced	434.4	382.6	73.5
	Repayments	(906.4)	(290.6)	(352.0)

	Balance at end of the year	—	472.0	380

(j)	R1,500 million Nedbank revolving credit facility - old
	Balance at beginning of the year	—	79.5	—
	Loans advanced	—	20.7	78.5
	Repayments	—	(107.7)	—
	Translation adjustment	—	7.5	1.0

	Balance at end of the year	—	—	79.5

(k)	R500 million Standard Bank revolving credit facility
	Balance at beginning of the year	13.7	—	—
	Loans advanced	21.2	13.7	—
	Repayments	(35.1)	—	—
	Translation adjustment	0.2	—	—

	Balance at end of the year	—	13.7	—

(l)	R500 million Absa revolving credit facility
	Balance at beginning of the year	34.2	—	—
	Loans advanced	—	36.1	—
	Repayments	(34.5)	—	—
	Translation adjustment	0.3	(1.9)	—

	Balance at end of the year	—	34.2	—

(m)	Short-term Rand uncommitted credit facilities
	Balance at beginning of the year	92.5	115.0	61.0
	Loans advanced	90.6	117.0	270.5
	Repayments	(184.7)	(137.6)	(223.5)
	Translation adjustment	1.6	(1.9)	7.0

	Balance at end of the year	—	92.5	115.0

	Total borrowings	1,845.8	1,906.8	1,782.4

	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
	Variable rate with exposure to repricing (six months or less)	252.0	1,057.4	934.5
	Fixed rate with no exposure to repricing	1,593.8	849.4	847.9

		1,845.8	1,906.8	1,782.4

	The carrying amounts of the Group’s borrowings are denominated in the following currencies:
	US Dollar	1,677.3	1,449.9	1,356.4
	Australian Dollar	168.5	316.5	231.5
	Rand	—	140.4	194.5

		1,845.8	1,906.8	1,782.4

	The Group has the following undrawn borrowing facilities:
	Committed	1,727.6	1,097.7	1,305.1
	Uncommitted	116.8	20.3	16.2

		1,844.4	1,118.0	1,321.3

	All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:
	- within one year	137.9	—	39.7
	- later than one year and not later than two years	282.5	93.0	—
	- later than two years and not later than three years	600.0	902.2	715.4
	- later than three years and not later than five years	707.1	102.5	550.0

		1,727.6	1,097.7	1,305.1

1	Refer note 42.